Income Taxes - Schedule of income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes
Current income tax	¥ 21,914,684	$ 3,133,758	¥ 20,044,605	¥ 11,048,804
Deferred income tax (benefit)/expense	(181,928)	(26,015)	222,176	801,100
Income tax expenses	¥ 21,732,756	$ 3,107,743	¥ 20,266,781	¥ 11,849,904